8. Share-based payments (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	May 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Issuance of common stock				240,000		5,000,000
Purchase of warrants		300,000
Common Stock issued for services, Value								$ (337,090)	$ (602,507)
Investor relations agreement [Member]
Recorded expense								70,151	61,200	$ 91,800
Employee stock options Market price-based [Member]
Recorded expense									$ 7,950,000
Legal Settlement Replacement Warrants [Member]
Recorded expense								$ 423,973
Purchase of warrants											7,000,000
Reduce in fair value of warrants issuance exercise price											from $0.35 to $0.75 per warrant
Description of all replacement warrants								All of the replacement warrants have an exercise price of $0.25, while 6,000,000 expire in January 2017 and 1,000,000 expired in December 2015.
Legal Settlement Replacement Warrants [Member] | Minimum [Member]
Warrant exercise price											$ 0.35
Warrants Expiration Date											Apr. 30, 2015
Legal Settlement Replacement Warrants [Member] | Maximum [Member]
Warrant exercise price											$ 0.75
Warrants Expiration Date											Apr. 30, 2017
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member]
Purchase of warrants					400,000
Warrant exercise price					$ 2.50
Warrant exercise period					5 years
Fair value of warrants								$ 352,000		179,964
Recognized expense										$ 200,379
Change in fair value as reduction of expense							$ 20,415
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member] | First Issuance [Member]
Change in fair value of warrants issuance		decreased from $188,525 to $54,950.	increased from $180,484 to $188,525.
Reduce in fair value of warrants issuance exercise price		reduced from $0.45 to $0.30.	reduced to $0.45.
Nonemployee Common stock warrants - Service and performance conditions [Member] | Financing advisory services [Member] | Second Issuance [Member]
Purchase of warrants					400,000
Warrant exercise price					$ 2.50
Warrant exercise period					1 year
Change in fair value of warrants issuance		decreased from $203,569 to $74,464.	increased from $203,010 to $203,569.
Reduce in fair value of warrants issuance exercise price		reduced from $0.45 to $0.30	reduced to $0.45.
Nonemployee Common stock warrants - Service and performance conditions [Member] | UPT management agreement [Member]
Warrant exercise price								$ 1.00
Warrant exercise period								3 years
Fair value of warrants								$ 2,586,000
Common stock warrants under the service condition vested								240,000	240,000
Recognized expense								$ 20,933	$ 52,056
Fair value unvested common stock warrants								2,000,000
Unrecognized expense								$ 84,693
Remaining service award expense term								6 months
Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Common stock warrants maximum contractual term								5 years
Nonemployee Common stock [Member]
Common Stock issued for services, Shares								2,859,090	175,000
Common Stock issued for services, Value								$ 360,000	$ 31,300
Nonemployee Common stock [Member] | UPT management agreement [Member]
Fair value of unearned shares of common stock								$ 58,500
Nonemployee Common stock [Member] | Financial advisory agreements [Member]
Fair value of unearned shares of common stock						$ 1,000,013
Issuance of common stock						333,332
Share issued, term						through June 2016.
Recorded expense						$ 510,007
Additional remaining shares to be issued						3,999,987
Nonemployee Common stock [Member] | Investor relations agreement [Member]
Issuance of common stock				60,000
Share issued, term		through February 2016		through May 2015.
Shareholder fees	$ 102,000	$ 25,000
Purchase of warrants	575,000	150,000
Warrant exercise price	$ 0.40	$ 0.18
Warrant exercise period		1 year
Restricted common stock share issued	425,000